SHORT-TERM INVESTMENTS, NET -Summary of Short Term Available For sale Products (Details)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Debt securities:
Held-to-maturity time deposit	¥ 1,231,880,666	$ 168,766,959	¥ 635,039,118
Equity securities:
Marketable equity securities			253,865
Less: allowance for short-term investments	(708,915)	(97,121)	(222,589)	$ (30,495)	¥ 0
Total short-term investments	¥ 1,231,171,751	$ 168,669,838	¥ 635,070,394